Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	$ 12,263
Additions	1,430	$ 1,265
Property, plant and equipment at end of period	11,545	12,263
Commitments for purchases of property, plant and equipment	204	256
Capitalized borrowing costs	4	2
Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	28,218	26,999
Cost of assets reclassified out of assets of disposal group held for sale		332
Impact of business combinations		26
Additions	1,430	1,265
Disposals and derecognitions	(1,246)	(2,201)
Currency translation effects	(1,255)	1,797
Property, plant and equipment at end of period	27,147	28,218	$ 26,999
Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(15,955)	(14,930)
Accumulated depreciation on assets reclassified out of assets of disposal group held for sale		(163)
Accumulated depreciation on disposals and derecognitions	1,096	2,004
Depreciation charge	(1,208)	(1,318)
Impairment charge	(384)	(447)	(205)
Reversal of impairment charge	103	7	3
Currency translation effects	746	(1,108)
Property, plant and equipment at end of period	(15,602)	(15,955)	(14,930)
Depreciation charge prior to classification to assets held for sale		(38)
Land
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	536
Property, plant and equipment at end of period	485	536
Land | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	555	512
Cost of assets reclassified out of assets of disposal group held for sale		11
Impact of business combinations		2
Reclassifications		10
Additions	1	7
Disposals and derecognitions	(40)	(23)
Currency translation effects	(24)	36
Property, plant and equipment at end of period	492	555	512
Land | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(19)	(20)
Accumulated depreciation on disposals and derecognitions	10	17
Impairment charge	(4)	(15)
Reversal of impairment charge	5
Currency translation effects	1	(1)
Property, plant and equipment at end of period	(7)	(19)	(20)
Buildings
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	6,570
Property, plant and equipment at end of period	6,075	6,570
Buildings | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	12,377	11,463
Cost of assets reclassified out of assets of disposal group held for sale		117
Impact of business combinations		19
Reclassifications	197	433
Additions	109	115
Disposals and derecognitions	(437)	(465)
Currency translation effects	(427)	695
Property, plant and equipment at end of period	11,819	12,377	11,463
Buildings | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(5,807)	(5,124)
Accumulated depreciation on assets reclassified out of assets of disposal group held for sale		(58)
Accumulated depreciation on disposals and derecognitions	359	433
Depreciation charge	(453)	(491)
Impairment charge	(137)	(194)
Reversal of impairment charge	70
Currency translation effects	224	(373)
Property, plant and equipment at end of period	(5,744)	(5,807)	(5,124)
Depreciation charge prior to classification to assets held for sale		(20)
Construction in progress
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	1,182
Property, plant and equipment at end of period	1,443	1,182
Construction in progress | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	1,248	1,350
Cost of assets reclassified out of assets of disposal group held for sale		36
Reclassifications	(610)	(1,038)
Additions	1,027	847
Disposals and derecognitions	(70)	(57)
Currency translation effects	(87)	110
Property, plant and equipment at end of period	1,508	1,248	1,350
Construction in progress | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(66)	(60)
Accumulated depreciation on assets reclassified out of assets of disposal group held for sale		(4)
Accumulated depreciation on disposals and derecognitions	58	11
Impairment charge	(76)	(10)
Reversal of impairment charge	16
Currency translation effects	3	(3)
Property, plant and equipment at end of period	(65)	(66)	(60)
Machinery and other equipment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	3,975
Property, plant and equipment at end of period	3,542	3,975
Machinery and other equipment | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	14,038	13,674
Cost of assets reclassified out of assets of disposal group held for sale		168
Impact of business combinations		5
Reclassifications	413	595
Additions	293	296
Disposals and derecognitions	(699)	(1,656)
Currency translation effects	(717)	956
Property, plant and equipment at end of period	13,328	14,038	13,674
Machinery and other equipment | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(10,063)	(9,726)
Accumulated depreciation on assets reclassified out of assets of disposal group held for sale		(101)
Accumulated depreciation on disposals and derecognitions	669	1,543
Depreciation charge	(755)	(827)
Impairment charge	(167)	(228)
Reversal of impairment charge	12	7
Currency translation effects	518	(731)
Property, plant and equipment at end of period	$ (9,786)	(10,063)	$ (9,726)
Depreciation charge prior to classification to assets held for sale		$ (18)